Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed financial information of the parent company
Summary of Parent Company Balance Sheets
	As of	As of
	September 30,	September 30,
	2025	2024
Assets
Current assets
Cash	$70	$70
Other receivables	-	294,701
Total current assets	70	294,771
Non-current assets
Investment in subsidiaries	126,420,113	169,753,151
Total assets	$126,420,183	$170,047,922

Liabilities and Shareholders’ Equity
Current liabilities
Interest payable	43,597	31,685
Promissory notes	2,519,134	-
Total liabilities	2,562,731	$31,685

Commitments and contingencies

Shareholders’ equity
Ordinary shares, $2.40 par value, 5 billion shares authorized, 5,481,874 and 889,906 shares issued and outstanding as of September 30, 2025 and 2024, respectively	13,156,498	2,135,791
Additional paid-in capital	161,426,802	161,571,245
(Accumulated losses) Retained earnings	(50,725,848)	6,309,201
Total shareholders’ equity	123,857,452	170,016,237

Total liabilities and shareholders’ equity	$126,420,183	$170,047,922

Summary of Parent Company Statements of Operations
	For the Years Ended September 30,
	2025	2024	2023
Operating expenses:
General and administrative expenses	$(997,285)	$(803,483)	$(913,948)
Other expenses
Change in fair value of derivative liability	-	-	873,767
Interest expense	(269,091)	(1,535,732)	(445,766)
Amortization of debt issuance costs	(294,699)	(60,301)	(1,691,609)
Other expenses	-	(1,061)	(432)
Loss from operations	(1,561,075)	(2,400,577)	(2,177,988)
Equity in (loss) income of subsidiaries	(51,537,574)	(2,254,102)	4,721,801
Comprehensive (loss) income attributable to the Company	$(53,098,649)	$(4,654,679)	$2,543,813

Summary of Parent Company Statements of Cash Flows
	For the Years Ended September 30,
	2025	2024	2023
Cash flows from operating activities
Net (loss) income	$(53,098,649)	$(4,654,679)	$2,543,813
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Equity in loss (earnings) of subsidiaries	51,537,574	2,254,102	(4,721,801)
Interest expenses for promissory note redemption	94,166	1,444,191	-
Amortization of debt issuance costs	294,699	60,301	1,691,609
Change in fair value of derivative liability	-	-	(873,767)
Other current assets	2	134,996	98
Other current liabilities	441,343	-	(50,869)
Net cash used in operating activities	(730,865)	(761,089)	(1,410,917)

Cash flows from investing activities
Investing in subsidiaries	(7,200,929)	1,028,374	(10,576,178)
Net cash (used in) provided by investing activities	(7,200,929)	1,028,374	(10,576,178)

Cash flows from financing activities
Proceeds from promissory notes	-	5,000,000	-
Repayment of promissory notes	(2,586,986)	(130,000)	-
Repayment of convertible promissory notes	-	(6,050,625)	-
Issuance of ordinary shares for warrants exercised	781,980	-	-
Issuance of ordinary shares, net	9,850,000	762,703	7,930,000
Proceeds from advances from related parties	-	150,623	-
Repayment of advances from related parties	(113,200)	-	-
Net cash provided by (used in) financing activities	7,931,794	(267,299)	7,930,000

Net decrease in cash	-	(14)	(4,057,095)
Cash, beginning of year	70	84	4,057,179
Cash, end of year	$70	$70	$84